Other assets	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [Abstract]
Disclosure of other assets [text block]
9.	Other assets

Following is a summary of other assets:

	December 31, 2017	December 31, 2016
Accounts receivable	6,793	5,413
Real estate owned (1)	5,119	-
IT projects under development	1,405	4,199
Other (2)	5,510	1,934
	18,827	11,546

(1) Other real estate owned.
(2) As of December 31, 2017, $1.7 million corresponds to leasing under development.